UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22106

Tortoise Power and Energy Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Diane Bono
P. Bradley Adams
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Tortoise Power and Energy Infrastructure Fund, Inc.
Schedule of Investments (unaudited)
August 31, 2018

	Principal
	Amount	Fair Value
Corporate Bonds — 65.6%
Crude Oil Pipelines — 10.3%
Canada — 5.2%
Enbridge Inc.,
5.500%, 07/15/2077	$8,500,000	$7,926,250
United States — 5.1%(1)
SemGroup Corp.,
6.375%, 03/15/2025	6,000,000	5,865,000
SemGroup Corp.,
5.625%, 11/15/2023	2,000,000	1,935,000
		15,726,250
Natural Gas/Natural Gas Liquids Pipelines — 26.0%
Canada — 4.6%
TransCanada Corporation,
5.625%, 05/20/2075	7,000,000	6,965,000
United States — 21.4%
Cheniere Corp.,
7.000%, 06/30/2024	4,000,000	4,425,000
Cheniere Corp.,
5.875%, 03/31/2025	2,000,000	2,125,000
Columbia Pipeline Group, Inc.,
3.300%, 06/01/2020	2,000,000	1,994,028
Florida Gas Transmission Co., LLC,
5.450%, 07/15/2020(2)	1,500,000	1,553,829
Kinder Morgan, Inc.,
6.500%, 09/15/2020	4,000,000	4,238,800
Kinder Morgan, Inc.,
4.300%, 03/01/2028	3,000,000	2,975,070
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019(2)	2,000,000	2,045,252
NGPL PipeCo LLC,
4.875%, 08/15/2027(2)	2,000,000	2,015,480
ONEOK, Inc.,
4.250%, 02/01/2022	4,500,000	4,581,225
ONEOK, Inc.,
7.500%, 09/01/2023	2,000,000	2,297,880
Ruby Pipeline, LLC,
6.000%, 04/01/2022(2)	1,340,909	1,399,451
Southern Star Central Corp.,
5.125%, 07/15/2022(2)	3,000,000	3,000,000
		39,616,015
Natural Gas Gathering/Processing — 12.3%
United States — 12.3%
Blue Racer Midstream, LLC,
6.125%, 11/15/2022(2)	4,000,000	4,079,920
Blue Racer Midstream, LLC,
6.625%, 07/15/2026(2)	1,900,000	1,914,250
Hess Corporation,
5.625%, 02/15/2026(2)	4,160,000	4,191,200
The Williams Companies, Inc.,
7.875%, 09/01/2021	5,000,000	5,556,250
The Williams Companies, Inc.,
4.550%, 06/24/2024	3,000,000	3,061,920
		18,803,540
Oil and Gas Production — 3.0%
United States — 3.0%
Ascent Resources Utica Holdings, LLC,
10.000%, 04/01/2022(2)	2,000,000	2,210,000
Carrizo Oil & Gas, Inc.,
7.500%, 09/15/2020	215,000	215,537
EQT Corporation,
8.125%, 06/01/2019	2,000,000	2,074,438
		4,499,975
Power/Utility — 12.6%
United States — 12.6%
The AES Corporation,
5.500%, 04/15/2025	4,000,000	4,110,000
Dominion Resources, Inc.,
5.750%, 10/01/2054	4,000,000	4,170,000
Duquesne Light Holdings, Inc.,
6.400%, 09/15/2020(2)	3,000,000	3,155,742
Duquesne Light Holdings, Inc.,
5.900%, 12/01/2021(2)	2,000,000	2,115,970
NRG Energy, Inc.,
6.250%, 07/15/2022	995,000	1,027,338
NRG Yield Operating LLC,
5.375%, 08/15/2024	2,500,000	2,512,500
NV Energy, Inc.,
6.250%, 11/15/2020	1,000,000	1,060,631
Pattern Energy Group Inc.,
5.875%, 02/01/2024(2)	1,000,000	1,007,500
		19,159,681
Refining — 1.4%(1)
United States — 1.4%(1)
HollyFrontier Corporation,
5.875%, 04/01/2026	2,000,000	2,153,876
Total Corporate Bonds
(Cost $98,717,857)		99,959,337

	Shares	Fair Value
Master Limited Partnerships
and Related Companies — 38.0%(1)
Crude Oil Pipelines — 9.2%(1)
United States — 9.2%(1)
Andeavor Logistics LP	68,526	$3,328,993
BP Midstream Partners LP	29,598	583,969
Enbridge Energy Management, L.L.C.(3)	703,359	7,631,443
PBF Logistics LP	22,900	488,915
Shell Midstream Partners, L.P.	89,044	1,991,914
		14,025,234
Natural Gas/Natural Gas Liquids Pipelines — 11.4%(1)
United States — 11.4%(1)
Energy Transfer Partners, L.P.	560,771	12,645,386
Enterprise Products Partners L.P.	98,682	2,822,305
EQT Midstream Partners, LP	34,042	1,945,841
		17,413,532
Natural Gas Gathering/Processing — 3.4%(1)
United States — 3.4%(1)
EnLink Midstream Partners, LP	128,687	2,290,629
Western Gas Partners, LP	59,565	2,909,750
		5,200,379
Refined Product Pipelines — 14.0%(1)
United States — 14.0%(1)
Buckeye Partners, L.P.	39,201	1,382,227
Buckeye Partners, L.P.(2)(4)(5)	49,345	1,678,717
Holly Energy Partners, L.P.	147,585	4,274,062
Magellan Midstream Partners, L.P.	36,250	2,474,062
MPLX LP	140,992	5,000,986
NuStar Energy L.P.	102,338	2,832,716
Phillips 66 Partners LP	53,422	2,749,096
Valero Energy Partners LP	24,067	861,358
		21,253,224
Total Master Limited Partnerships
and Related Companies (Cost $48,751,774)		57,892,369

Common Stock — 24.9%(1)
Crude Oil Pipelines — 4.9%(1)
United States — 4.9%(1)
Plains GP Holdings, L.P.	292,549	7,541,913
Natural Gas/Natural Gas Liquids Pipelines — 13.1%(1)
United States — 13.1%(1)
Cheniere Energy Partners LP
Holdings, LLC	68,680	2,176,469
ONEOK, Inc.	116,306	7,665,728
Tallgrass Energy LP	408,782	10,051,950
		19,894,147
Natural Gas Gathering/Processing — 6.9%(1)
United States — 6.9%(1)
EnLink Midstream LLC	125,234	2,041,314
Targa Resources Corp.	154,583	8,512,886
		10,554,200
Total Common Stock
(Cost $28,306,092)		37,990,260

	Shares	Fair Value
Preferred Stock — 5.5%(1)
Crude Oil Pipelines — 1.4%(1)
United States — 1.4%(1)
SemGroup Corporation,
7.000%(2)(5)(6)	2,120	$2,139,198
Natural Gas Gathering/Processing — 1.3%(1)
United States — 1.3%(1)
Targa Resources Corp.,
9.500%(2)(5)	1,685	1,941,691
Power/Utility — 2.8%(1)
United States — 2.8%(1)
DTE Energy,
6.500%, 10/01/2019	39,600	2,093,256
Sempra Energy,
6.000%, 01/15/2021	21,189	2,177,805
		4,271,061
Total Preferred Stock
(Cost $7,635,816)		8,351,950

Short-Term Investment — 0.1%(1)
United States Investment Company — 0.1%(1)
Invesco Government & Agency Portfolio — Institutional Class,
1.85%(7) (Cost $224,122)	224,122	224,122
Total Investments — 134.1%(1)
(Cost $183,635,661)		204,418,038
Interest Rate Swap Contracts — 0.1%(1)
$9,000,000 notional — net unrealized appreciation		135,015
Other Assets and Liabilities — 0.7%(1)		1,065,370
Credit Facility Borrowings — (34.9)%(1)		(53,200,000)
Total Net Assets Applicable to
Common Stockholders — 100.0%(1)		$152,418,423

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have a total fair value of $34,448,200 which represents 22.6% of net assets.
(3)	Security distributions are paid-in-kind. Rate determined by dividing the cash value of a distribution declared by Enbridge Energy Partners, L.P. by the average closing price of Enbridge Energy Management, L.L.C. shares for the ten consecutive trading days prior to the ex-dividend date.
(4)	Security distributions are paid-in-kind. Rate determined by dividing the cash value of a distribution declared by Buckeye Partners, L.P. by a 12.5% discount to the average VWAP of Buckeye Partners, L.P. shares for the ten consecutive trading days prior to the ex-dividend date.
(5)	Securities have been valued by using significant unobservable inputs in accordance with fair value procedures.
(6)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is added to the liquidation preference of the preferred stock.
(7)	Rate indicated is the current yield as of August 31, 2018.

Schedule of Interest Rate Swap Contracts (unaudited)
August 31, 2018

			Fixed Rate	Floating Rate
	Maturity	Notional	Paid by	Received by	Unrealized
Counterparty	Date	Amount	TPZ	TPZ	Appreciation
Wells Fargo Bank, N.A.	11/29/2019	$6,000,000	1.330%	3-month U.S. Dollar LIBOR	$100,710
Wells Fargo Bank, N.A.	08/06/2020	3,000,000	2.180%	3-month U.S. Dollar LIBOR	34,305
		$9,000,000			$135,015

Various inputs are used in determining the fair value of the Company’s investments and financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2018. These assets and liabilities are measured on a recurring basis.

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate Bonds(a)	$—	$99,959,337	$—	$99,959,337
Master Limited Partnerships and Related Companies(a)	56,213,652	—	1,678,717	57,892,369
Common Stock(a)	37,990,260	—	—	37,990,260
Preferred Stock(a)	4,271,061	—	4,080,889	8,351,950
Short-Term Investment(b)	224,122	—	—	224,122
Total Investments	98,699,095	99,959,337	5,759,606	204,418,038
Interest Rate Swap Contracts	—	135,015	—	135,015
Total Assets	$98,699,095	$100,094,352	$5,759,606	$204,553,053

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The Company utilizes the beginning of reporting period method for determining transfers between levels. During the period ended August 31, 2018, Phillips 66 Partners LP common units held by the Company in the amount of $1,333,876 were transferred from Level 2 to Level 1 when they converted into registered and unrestricted common units of Phillips 66 Partners LP. There were no other transfers between levels for the Funds during the period ended August 31, 2018.

Security Valuation
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value. The Company primarily owns securities that are listed on a securities exchange or are traded in the over-the-counter market. The Company values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Company uses the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or over-the-counter market on such day, the security is valued at the mean between the last bid price and last ask price on such day. These securities are categorized as Level 1 in the fair value hierarchy.

Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit a the Company’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using fair value procedures. Such fair value procedures consider factors such as discounts to publicly traded issues, time until conversion date, securities with similar yields, quality, type of issue, coupon, duration and rating. If events occur that affect the value of the Company’s portfolio securities before the net asset value has been calculated (a “significant event”), the portfolio securities so affected are generally priced using fair value procedures.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security’s liquidity and fair value. If such a security is convertible into publicly traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy. To the extent that such securities are convertible or otherwise become freely tradable within a time frame that may be reasonably determined, an amortization schedule may be used to determine the discount. If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity. Unobservable inputs reflect the Company’s own beliefs about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Unobservable inputs is developed based on the best information available in the circumstances, which might include the Fund’s own data. The Company’s own data are adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Exchange-traded options are valued at the last reported sale price on any exchange on which they trade. If no sales are reported on any exchange on the measurement date, exchange-traded options are valued at the mean between the most recent high bid and most recent low asked prices obtained as of the closing of the exchanges on which the option is traded. The value of Flexible Exchange Options (FLEX Options) are determined (i) by an evaluated price as determined by a third-party valuation service; or (ii) by using a quotation provided by a broker-dealer.

The Company generally values debt securities at evaluated bid prices obtained from an independent third-party valuation service that utilizes a pricing matrix based upon yield data for securities with similar characteristics, or based on a direct written broker-dealer quotation from a dealer who has made a market in the security. Debt securities with 60 days or less to maturity at time of purchase are valued on the basis of amortized cost, which approximates market value.

Interest rate swap contracts are valued by using industry-accepted models, which discount the estimated future cash flows based on a forward rate curve and the stated terms of the interest rate swap agreement by using interest rates currently available in the market, or based on dealer quotations, if available, and are categorized as Level 2 in the fair value hierarchy.

The following tables present the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2018:

Master Limited Partnerships and Related Companies
Balance — beginning of period	$—
Purchases	2,064,939
Return of capital	(117,455)
Sales	(56)
Total realized gain/loss	(14)
Change in unrealized gain/loss	(268,697)
Balance — end of period	$1,678,717

Preferred Stock
Balance — beginning of period	$1,811,854
Purchases	2,120,000
Return of capital	(129,047)
Sales	—
Total realized gain/loss	—
Change in unrealized gain/loss	278,082
Balance — end of period	$4,080,889

Change in unrealized gain/loss on
investments still held at August 31, 2018	$9,385

Certain of the Company’s investments are restricted and are valued as determined in accordance with fair value procedures. The carrying value per unit of unrestricted common units of Buckeye Partners, L.P. was $44.43 on March 2, 2018, the date of the purchase agreement and the date an enforceable right to acquire the restricted Buckeye Partners, L.P. units was obtained by the Company. The following table shows the principal amount or shares, acquisition date(s), acquisition cost, fair value and the percent of net assets which the securities comprise at August 31, 2018.

						Fair Value
		Principal				as Percent
Investment Security	Investment Type	Amount/Shares	Acquisition Date(s)	Acquisition Cost	Fair Value	of Net Assets
Ascent Resources Utica
Holdings, LLC,
10.000%, 04/01/2022*	Corporate Bond	$2,000,000	08/27/18	$2,220,000	$2,210,000	1.4%
Blue Racer Midstream, LLC,
6.125%, 11/15/2022*	Corporate Bond	$4,000,000	06/23/16-07/29/16	3,810,000	4,079,920	2.7
Blue Racer Midstream, LLC,
6.625%, 07/15/2026*	Corporate Bond	$1,900,000	06/18/18-06/19/18	1,911,250	1,914,250	1.3
Duquesne Light Holdings, Inc.,
6.400%, 09/15/2020*	Corporate Bond	$3,000,000	11/30/11	3,180,330	3,155,742	2.1
Duquesne Light Holdings, Inc.,
5.900%, 12/01/2021*	Corporate Bond	$2,000,000	11/18/11-12/05/11	2,074,420	2,155,970	1.4
Florida Gas Transmission Co., LLC,
5.450%, 07/15/2020*	Corporate Bond	$1,500,000	07/08/10-01/04/11	1,551,220	1,553,829	1.0
Hess Corporation,
5.625%, 02/15/2026*	Corporate Bond	$4,160,000	07/19/18-08/06/18	4,196,600	4,191,200	2.7
Midcontinent Express
Pipeline, LLC,
6.700%, 09/15/2019*	Corporate Bond	$2,000,000	09/09/09-03/02/10	2,061,010	2,045,252	1.3
NGPL PipeCo LLC,
4.875%, 08/15/2027*	Corporate Bond	$2,000,000	07/30/18	2,030,000	2,015,480	1.3
Pattern Energy Group Inc.,
5.875%, 02/01/2024*	Corporate Bond	$1,000,000	01/20/17-01/23/17	1,011,875	1,007,500	0.7
Ruby Pipeline, LLC,
6.000%, 04/01/2022*	Corporate Bond	$1,340,909	09/17/12	1,530,540	1,399,451	0.9
Southern Star Central Corp.,
5.125%, 07/15/2022*	Corporate Bond	$3,000,000	06/17/14	3,041,250	3,000,000	2.0
Buckeye Partners, L.P.	Master Limited Partnership	49,345	03/02/18-08/10/18	2,064,940	1,678,717	1.1
SemGroup Corporation,
7.000%	Preferred Stock	2,120	01/19/18	2,120,000	2,139,198	1.4
Targa Resources Corp.,
9.500%	Preferred Stock	1,685	03/16/16	1,491,965	1,941,691	1.3
				$34,295,400	$34,488,200	22.6%

* Security is eligible for resale under Rule 144A under the 1933 Act.

Item 2. Controls and Procedures.

The registrant’s Chief Executive Officer, Principal Financial Officer and Treasurer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: October 29, 2018

Tortoise Power and Energy Infrastructure Fund, Inc.

By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer, Principal Financial Officer and Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 29, 2018

Tortoise Power and Energy Infrastructure Fund, Inc.

By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer, Principal Financial Officer and Treasurer